Share-Based Compensation - Additional Information (Details)					1 Months Ended							12 Months Ended
	Nov. 12, 2020 shares	Jan. 16, 2019 CNY (¥) shares	Jan. 12, 2018 Installment $ / shares shares	Mar. 09, 2015 shares	Dec. 31, 2020 CNY (¥) shares	Nov. 30, 2020 CNY (¥) shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) Installment shares	Dec. 31, 2020 USD ($) Installment $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price | $ / shares																$ 0.19		$ 0.90
Compensation expense | ¥					¥ 48,683,000							¥ 133,975,000		¥ 46,122,000	¥ 29,406,000
Unrecognized compensation expense | ¥					¥ 208,844,000							¥ 208,844,000		¥ 137,670,000
Weighted-average period for unrecognized compensation expense to be recognized												3 years 10 months 9 days	3 years 10 months 9 days	3 years 7 months 2 days
Payment for Repurchase of Vested Options | ¥												¥ 528,000		¥ 1,355,000	23,948,000
Weighted average exercise price, Granted | $ / shares													$ 0.21
Common stock, par value | $ / shares																0.0001		$ 0.0001
Restricted Share Purchase Agreement with Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥												¥ 140,706,000		¥ 46,968,000	¥ 94,124,000
Modification of Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options | shares					46,568,242							46,568,242
2015 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares				59,899,375
Options vesting period				5 years
2015 Share Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period				2 years
2018 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares			25,703,602
2020 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares												5,130,305	5,130,305
2020 Share Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares	20,521,221
Annual increase, percentage of issued and outstanding shares	2.00%
2020 Share Incentive Plan | Maximum | Modification of Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option exercise price | $ / shares																	$ 0.0014
Incremental costs | ¥											¥ 239,044,000
Incremental costs for options exercisable after completion of IPO | ¥											84,648,000
Incremental costs | ¥											154,396,000
Compensation expense | ¥											¥ 39,766,000
Restricted Share Purchase Agreement With Shareholding Platform | Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares							32,855,200			32,855,200
Compensation expense | ¥												¥ 44,625,000
Weighted-average period for unrecognized compensation expense to be recognized												3 years 4 months 17 days	3 years 4 months 17 days
Weighted average exercise price, Granted | $ / shares							$ 0.0014			$ 0.0014
Unrecognized compensation costs | ¥					¥ 331,840,000							¥ 331,840,000
Restricted Share Purchase Agreement with Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥												¥ 36,732,000
Stock repurchase program number of shares authorized to be repurchased | shares								4,135,320	4,135,320
Total consideration								¥ 105,644,000	$ 14,953,000
Consideration per share | $ / shares									$ 3.6159
Restricted Share Purchase Agreement with Founder | Series D Preferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares												7,528,956	7,528,956
Weighted-average period for unrecognized compensation expense to be recognized												4 years	4 years
Ordinary shares issued | shares												25,449,238	25,449,238
Common stock, par value | $ / shares																$ 0.0001
Ordinary shares issued to replace previously granted nonvested options which were cancelled | shares												17,920,282	17,920,282
Number of equal monthly installments starting from grant date | Installment												48	48
Repurchase right, minimum equity valuation prior to trade | $													$ 1,200,000,000
Repurchase right, minimum equity valuation prior to equity financing | $													$ 1,200,000,000
Service period of compensation expense recognized												4 years	4 years
Restricted Share Purchase Agreement with Founder | Series E Convertible Redeemable Preferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares			12,851,801
Unrecognized compensation costs | ¥		¥ 42,910,000
Common stock, par value | $ / shares			$ 0.0001
Number of equal installments | Installment			3
Number of shares founder waived his right to receive the third installment | shares		4,283,934
Restricted Share Purchase Agreement with Founder | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares						5,130,305
Sale of stock, consideration received on transaction | ¥						¥ 0